Employee Related Liabilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Jan. 02, 2002 Pension Plans [Member] employee	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jan. 02, 2002 Postretirement Medical Benefits Plan [Member] employee	Dec. 31, 2012 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 End Of Service Entitlement, Japan And Italy [Member]	Dec. 31, 2011 End Of Service Entitlement, Japan And Italy [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number Of New Participants To Be Added To Plan									0				0
Defined Benefit Plan, Expected Return on Plan Assets, Percent														8.50%	8.50%
Defined Benefit Plan, Actual Return on Plan Assets, Percent														12.80%	(1.30%)
Pension Contributions	$ 0.6	$ 1.5
Other Postretirement Benefits Payments	1.7	1.2
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent				(19.5)	(19.1)	0	0			0	0
Defined Benefit Plan, Accumulated Benefit Obligation				187.9
Defined Benefit Plan, Fair Value of Plan Assets	168.5	171.6		168.4		171.8	176.0	192.2		0	0	0						53.7
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year						0				1.4
Defined Contribution Plan, Cost Recognized	9.1	9.4	6.1
Deferred Compensation Arrangement with Individual, Recorded Liability																$ 21.6	$ 20.9